Condensed Consolidated Statements of Operations and Comprehensive Loss (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Revenue:
Software as a service (SaaS) revenue	$ 48,540	$ 25,545	$ 144,254	$ 76,374
License and software revenue	5,229	10,091	9,632	16,959
Managed services revenue	8,624	2,552	18,991	8,763
Total revenue	62,393	38,188	172,877	102,096
Cost and expenses:
Third-party costs	22,701	13,746	60,542	35,096
Datacenter and direct project costs	6,894	4,127	22,371	12,218
General and administrative expenses	15,516	10,260	46,788	34,137
Sales and marketing expenses	13,193	7,785	38,466	27,364
Research and development expenses	5,724	2,814	14,744	9,207
Acquisition related charges	5,622	0	9,950	7,603
Loss on Assets Held-for-sale	9,626	0	9,626	0
Depreciation and amortization	8,707	5,788	23,998	13,650
Total cost and expenses	87,983	44,520	226,485	139,275
Loss from operations	(25,590)	(6,332)	(53,608)	(37,179)
Interest expense, net	(257)	(1,482)	(1,416)	(6,363)
Gain from foreign currency transactions	3,210	8,777	2,136	6,974
Other income (expense)	(34)	(120)	5,953	(34)
Gain (loss) before income taxes, equity method investments and non-controlling interest	(22,671)	843	(46,935)	(36,602)
Income tax expense	(46)	(482)	(1,186)	(3,440)
Net gain (loss) from equity method investments	(2,023)	262	(3,179)	(383)
Net loss	(24,740)	623	(51,300)	(40,425)
Net (loss) attributable to non-controlling interest	(23)	25	(66)	(75)
Net loss attributable to Velti	(24,717)	598	(51,234)	(40,350)
Comprehensive loss:
Foreign currency translation adjustments	4,611	(20,719)	(3,463)	(9,505)
Comprehensive loss	(20,129)	(20,096)	(54,763)	(49,930)
Comprehensive loss attributable to non-controlling interests	24	18	56	60
Comprehensive loss attributable to Velti	$ (20,105)	$ (20,078)	$ (54,707)	$ (49,870)
Net income (loss) attributable to Velti per share:
Basic (in dollars per share)	$ (0.38)	$ 0.01	$ (0.81)	$ (0.75)
Diluted (in dollars per share)	$ (0.38)	$ 0.01	$ (0.81)	$ (0.75)
Weighted average number of shares outstanding for use in computing per share amounts:
Basic (in shares)	64,684	61,595	63,472	53,914
Diluted (in shares)	64,684	63,926	63,472	53,914